CONSOLIDATED STATEMENTS OF CASH FLOWS CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2012 USD ($)
Statement of Cash Flows [Abstract]
Cash excluding from net assets acquired	$ 168